INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 7,684	$ 8,871
Finished products	9,113	11,544
Inventory, Net	$ 16,797	$ 20,415